9. INVESTMENTS IN ASSOCIATES (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments In Associates Details 3
Investments in associates, beginning	$ 787	$ 123	$ 133
Dividends	(7)	(4)	0
Increase for subsidiaries acquisition	0	777	0
Decreases on disposal of investment in subsidiary	0	(116)	0
Share of profit (loss)	44	7	(10)
Investments in associates, ending	$ 824	$ 787	$ 123